AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB VPS Value Portfolio

-AB VPS International Value Portfolio

Supplement dated March 7, 2016 to the Prospectuses and Summary Prospectuses dated May 1, 2015 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of AB VPS Value Portfolio and AB VPS International Value Portfolio (each, a “Portfolio”).

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Effective immediately, the following chart replaces the chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses for the following Portfolio.

AB VPS Value Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Cem Inal	Since March 2016	Senior Vice President of the Adviser

Joseph G. Paul	Since 2009	Senior Vice President of the Adviser

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Effective June 30, 2016, the following chart replaces the chart under the heading “Portfolio Managers” in the summary sections of the Prospectuses for the following Portfolio.

AB VPS International Value Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Tawhid Ali	Since June 2016	Senior Vice President of the Adviser

Takeo Aso	Since 2012	Senior Vice President of the Adviser

Avi Lavi	Since 2012	Senior Vice President of the Adviser

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Effective immediately, the following chart replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses for the following Portfolio.

AB VPS Value Portfolio

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation During the Past Five (5) Years
AB VPS Value Portfolio U.S. Value Senior Investment Management Team	Cem Inal; since March 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

	Joseph G. Paul; since 2009; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

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Effective June 30. 2016, the following chart replaces certain information under the heading “Management of the Portfolios — Portfolio Managers” in the Prospectuses for the following Portfolio.

AB VPS International Value Portfolio

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation During the Past Five (5) Years
AB VPS International Value Portfolio International Value Senior Investment Management Team	Tawhid Ali; since June 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

	Takeo Aso; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

	Avi Lavi; since 2012; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2011.

This Supplement should be read in conjunction with the Prospectuses for the Portfolios.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

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